INVESTMENTS IN ASSOCIATES AND JOINT VENTURES - Tabular disclosure (Details) - COP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of investments in associates and joint ventures [Abstract]
Associates	$ 1,419,296	$ 1,170,435
Joint ventures	4,047	2,394
Total	$ 1,423,343	$ 1,172,829